UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 S. Wacker Dr., Suite 500, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Alan M. Meder	Lawrence R. Hamilton
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 S. Wacker Dr., Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606
(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1 – Schedule of Investments

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

September 30, 2009

(Unaudited)

Principal Amount (000)	Description		Value
	LONG-TERM INVESTMENTS - 154.7%
	U.S. Government and Agency Obligations - 10.0%
	Federal National Mortgage Association,
$10,000	7.25%,	1/15/10	$10,206,900
5,000	6.00%,	5/15/11	5,415,750
242	8.00%,	10/01/30	274,561
902	7.00%,	12/01/31	996,651
	Government National Mortgage Association Pass-Through Certificates,
14	7.00%,	3/15/26	15,351
90	8.00%,	11/15/30	102,720
34	8.00%,	2/15/31	38,596
	U.S. Treasury Note,
10,000	4.75%,	2/15/10	10,173,050
5,000	4.00%,	3/15/10	5,088,090

	Total U.S. Government and Agency Obligations (Cost $31,894,770)		32,311,669

	Corporate Bonds - 138.2%
	Financial - 28.4%
	Boeing Capital Corp.,
7,000	6.50%,	2/15/12	7,713,237
	Caterpillar Financial Services Corp.,
7,000	7.15%,	2/15/19	8,131,151
	CPG Partners L.P.,
7,900	8.25%,	2/01/11	8,364,520
	Daimler Finance NA LLC.,
5,000	7.75%,	1/18/11	5,301,130
	ERP Operating Limited Partnership,
5,000	6.625%,	3/15/12	5,338,675
	Firstar Bank, N.A.,
7,000	7.125%,	12/01/09	7,072,779
	General Electric Capital Corp.,
6,000	6.125%,	2/22/11	6,333,012
	Household Finance Corp.,
6,000	8.00%,	7/15/10	6,274,452
	JPMorgan Chase & Co.,
10,000	7.875%,	6/15/10	10,456,550
	Keybank, N.A.,
3,200	7.30%,	5/01/11	3,332,442
	Mack-Cali Realty, L.P.,
7,000	7.75%,	2/15/11	7,342,230
	NationsBank Capital Trust IV,
10,000	8.25%,	4/15/27	9,900,000
	PNC Funding Corp.,
6,000	7.50%,	11/01/09	6,023,544

			91,583,722

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2009

(Unaudited)

Principal Amount (000)		Description		Value
		Industrial - 30.8%
		Archer-Daniels-Midland Company,
$4,000		7.125%,	3/01/13	$4,538,556
		Coca-Cola Enterprises, Inc.,
5,000		8.50%,	2/01/12	5,674,890
		Devon Financing Corp.,
5,000		6.875%,	9/30/11	5,442,210
		Dow Chemical Company,
6,000		9.00%,	4/01/21	6,791,574
		Kraft Foods, Inc.,
5,000		6.25%,	6/01/12	5,440,550
		Potash Corporation of Saskatchewan, Inc.,
8,578	(a)	7.75%,	5/31/11	9,385,198
		Premcor Refining Group, Inc.,
5,000		6.125%,	5/01/11	5,263,400
		Sun Company, Inc.,
5,000		9.00%,	11/01/24	5,522,860
		Target Corp.,
5,000		6.00%,	1/15/18	5,642,400
		Tele-Communications, Inc.,
5,275		10.125%,	4/15/22	6,673,445
3,200		9.875%,	6/15/22	4,019,373
		Time Warner Entertainment Company, L.P.,
5,000		8.875%,	10/01/12	5,793,365
		Time Warner, Inc.,
5,000		9.15%,	2/01/23	6,295,190
		USX Corporation,
10,000	(a)	9.125%,	1/15/13	11,251,430
		Wal-Mart Stores, Inc.,
5,000		6.75%,	10/15/23	6,058,570
		XTO Energy, Inc.,
5,000		6.50%,	12/15/18	5,529,490

				99,322,501

		Telephone - 17.6%
		British Telecommunications PLC,
10,000	(b)	8.125%,	12/15/10	10,769,860
		Deutsche Telekom International Finance,
12,000	(a)(b)	8.00%,	6/15/10	12,580,488
		France Telecom SA,
7,625	(b)	7.75%,	3/01/11	8,258,943
		New Cingular Wireless Services, Inc.,
10,000	(a)	8.125%,	5/01/12	11,416,830
		New York Telephone Co.,
5,000		8.625%,	11/15/10	5,368,660
		Verizon Global Funding Corp.,
7,500		7.375%,	9/01/12	8,527,335

				56,922,116

		Utilities - 61.4%
		AGL Capital Corp.,
10,000		7.125%,	1/14/11	10,522,360
		Arizona Public Service Co.,
5,000		6.875%,	8/01/36	5,061,410
		CalEnergy Company, Inc.,
10,000		8.48%,	9/15/28	13,161,300
		CenterPoint Energy Resources Corp.,
10,000	(a)	7.75%,	2/15/11	10,637,310
		Cleveland Electric Illumination Co.,
6,713		8.875%,	11/15/18	8,521,690
		Duke Energy Corporation,
10,000	(a)	7.375%,	3/01/10	10,260,430
		Entergy Texas, Inc.,
10,000	(a)	7.125%,	2/01/19	11,222,330
		FirstEnergy Corp.,
5,000		7.375%,	11/15/31	5,620,710
		Hydro-Quebec,
10,000		7.50%,	4/01/16	11,787,730

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

September 30, 2009

(Unaudited)

Principal Amount (000)		Description		Value
		Utilities (Continued)
		KeySpan Gas East Corporation,
$10,088	(a)	7.875%,	2/01/10	$10,313,931
		Kinder Morgan Energy Partners,
5,000		7.75%,	3/15/32	5,639,430
		NSTAR,
7,020		8.00%,	2/15/10	7,203,791
		ONEOK Inc.,
4,060		7.125%,	4/15/11	4,350,172
		ONEOK Partners,
6,040		8.875%,	6/15/10	6,355,107
		Progress Energy, Inc.,
6,000		7.10%,	3/01/11	6,362,790
		PSE&G Power, LLC.,
7,195		7.75%,	4/15/11	7,776,334
		Sempra Energy,
10,000		7.95%,	3/01/10	10,283,600
		South Carolina Electric & Gas Co.,
5,685		6.50%,	11/01/18	6,577,249
		Southern California Edison Company,
5,512		7.625%,	1/15/10	5,615,934
		Spectra Energy Capital LLC.,
10,000		7.50%,	10/01/09	10,000,000
		Trans-Canada Pipelines Limited,
10,000		9.875%,	1/01/21	13,904,160
		Wisconsin Energy Corp.,
6,000		6.50%,	4/01/11	6,381,780
		Xcel Energy, Inc.,
10,131	(a)	7.00%,	12/01/10	10,654,378

				198,213,926

		Total Corporate Bonds (Cost $423,920,486)		446,042,265

		Asset-Backed Securities - 1.8%
		Detroit Edison Securitization Funding LLC 2001-1 A6,
5,000		6.62%,	3/01/16	5,763,758

		Total Asset-Backed Securities (Cost $5,925,000)		5,763,758

Shares
		Non-Convertible Preferred Stock - 4.7%
		Financial - 4.7%
		Duke Realty Corp., Series M,
100,000		6.95%		1,981,000
		Duke Realty Corp., Series N,
100,000		7.25%		2,101,000
		Kimco Realty Corp., Series G,
100,000		7.75%		2,435,000
		Public Storage, Inc., Series I,
120,000		7.25%		3,025,200
		Realty Income Corp., Series D,
100,000		7.375%		2,494,000
		UDR, Inc., Series G,
100,000		6.75%		2,090,000
		Vornado Realty Trust, Series I,
50,000		6.625%		1,062,500

		Total Non-Convertible Preferred Stock (Cost $16,713,000)		15,188,700

		Total Investments - 154.7% (Cost $478,453,256)		499,306,392

		Liabilities in Excess of Other Assets - (25.3)%		(81,638,124)
		Liquidation Value of Preferred Shares - (29.4)%		(95,000,000)

		Net Assets Applicable to Common Stock - 100%		$322,668,268

(a)	A portion of this security has been loaned.

(b)	Security’s original coupon rate is shown. Coupon rate subject to change if security’s rating is upgraded or downgraded by Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2009 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$499,883,430	$14,218,054	$14,795,092	$577,038

Notes

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Asset-backed securities	$—	$5,763,758	$—	$5,763,758
Corporate bonds - Financial	—	91,583,722	—	91,583,722
Corporate bonds - Industrial	—	99,322,501	—	99,322,501
Corporate bonds - Telephone	—	56,922,116	—	56,922,116
Corporate bonds - Utilities	—	198,213,926	—	198,213,926
Mortgage-backed securities	—	17,050,529	—	17,050,529
Non-convertible preferred stock	15,188,700	—	—	15,188,700
U.S. Government obligations	—	15,261,140	—	15,261,140

Total	$15,188,700	$484,117,692	$—	$499,306,392

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT-      Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Duff & Phelps Utility and Corporate Bond Trust Inc.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date November 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date November 12, 2009

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date November 12, 2009